COMMITMENTS AND CONTINGENCIES, Merger Agreement (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Nov. 08, 2021 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares
Merger Agreement [Abstract]
Stock conversion basis of business combination		1
Class A Ordinary Shares [Member]
Merger Agreement [Abstract]
Stock conversion basis of business combination		1
Threshold trading days		20 days
Threshold consecutive trading days		30 days
Class A Ordinary Shares [Member] | Minimum [Member]
Merger Agreement [Abstract]
Share price (in dollars per share) | $ / shares		$ 12.00
SpringBig, Inc. [Member] | Common Stock [Member]
Merger Agreement [Abstract]
Implied equity value | $	$ 245
Number of shares issued or issuable (in shares)	10,500,000
SpringBig, Inc. [Member] | Common Stock [Member] | Stock Price Equals or Exceeds $12.00 [Member]
Merger Agreement [Abstract]
Number of shares issued or issuable (in shares)	7,000,000
Threshold trading days		20 days
Threshold consecutive trading days		30 days
SpringBig, Inc. [Member] | Common Stock [Member] | Stock Price Equals or Exceeds $12.00 [Member] | Minimum [Member]
Merger Agreement [Abstract]
Share price (in dollars per share) | $ / shares	$ 12.00
SpringBig, Inc. [Member] | Common Stock [Member] | Stock Price Equals or Exceeds $15.00 [Member]
Merger Agreement [Abstract]
Number of shares issued or issuable (in shares)	2,250,000
Threshold trading days		20 days
Threshold consecutive trading days		30 days
SpringBig, Inc. [Member] | Common Stock [Member] | Stock Price Equals or Exceeds $15.00 [Member] | Minimum [Member]
Merger Agreement [Abstract]
Share price (in dollars per share) | $ / shares	$ 15.00
SpringBig, Inc. [Member] | Common Stock [Member] | Stock Price Equals or Exceeds $18.00 [Member]
Merger Agreement [Abstract]
Number of shares issued or issuable (in shares)	1,250,000
Threshold trading days		20 days
Threshold consecutive trading days		30 days
SpringBig, Inc. [Member] | Common Stock [Member] | Stock Price Equals or Exceeds $18.00 [Member] | Minimum [Member]
Merger Agreement [Abstract]
Share price (in dollars per share) | $ / shares	$ 18.00
SpringBig, Inc. [Member] | Warrant [Member]
Merger Agreement [Abstract]
Stock conversion basis of business combination	1
Number of shares converted (in shares)	1
SpringBig, Inc. [Member] | Class A Ordinary Shares [Member]
Merger Agreement [Abstract]
Stock conversion basis of business combination	1
SpringBig, Inc. [Member] | Class A Ordinary Shares [Member] | Common Stock [Member]
Merger Agreement [Abstract]
Number of shares converted (in shares)	1
SpringBig, Inc. [Member] | Class B Ordinary Shares [Member]
Merger Agreement [Abstract]
Stock conversion basis of business combination	1
SpringBig, Inc. [Member] | Class B Ordinary Shares [Member] | Common Stock [Member]
Merger Agreement [Abstract]
Number of shares converted (in shares)	1